Note 6 - Derivative Financial Instruments - Change in Accumulated Other Comprehensive Income (Loss), Net of Tax (Details) - USD ($)		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
Balance		$ 65,339,976	$ 66,865,367
Other comprehensive loss, net of income, before reclassification			(6,323,084)
Total loss reclassified from AOCI (1)	[1]		(4,864,757)
Net current period other comprehensive income		919,332	(11,187,841)
Balance		79,686,648	65,339,976
Accumulated Gain (Loss), Net, Cash Flow Hedge, Parent [Member]
Balance		(11,187,841)	0
Other comprehensive loss, net of income, before reclassification		(15,098,091)
Total loss reclassified from AOCI (1)	[2]	16,017,423
Net current period other comprehensive income		919,332
Balance		$ (10,268,509)	$ (11,187,841)

[1]	The gain reclassified from AOCI is presented net of taxes of $83,311 which are included in provision for (benefit from) income taxes on the Company's Consolidated Statement of Operations for the three and nine months ended December 31, 2020.
[2]	The loss reclassified from AOCI is presented net of tax benefit of $2,976,019 which are included in provision for (benefit from) income taxes on the Company's Consolidated Statement of Operations for the three and nine months ended December 31, 2021.